Debt - notes issued through the medium term note programme and other notes (Details)	1 Months Ended								12 Months Ended
	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 CHF (SFr)	Jun. 30, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 CHF (SFr)	Oct. 31, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 EUR (€)	Mar. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 17,971,000,000			€ 24,048,000,000
Extinguishment of debt principal amount | $									$ 850,000,000
Notes Issued Through The Medium Term Note Programme [Member]
Disclosure of detailed information about borrowings [line items]
Maximum that may be used under the program										20,000,000,000
Medium Term Notes | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 6,920,000,000			9,209,000,000
Medium Term Note Due March 23, 3017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount				€ 850,000,000
Coupon %										7.00%	7.00%	7.00%
Face amount										€ 850,000,000
Medium Term Note Due March 23, 3017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 0			850,000,000
Medium Term Note Due June 12, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount			€ 1,000,000,000
Coupon %										5.625%	5.625%	5.625%
Face amount										€ 1,000,000,000
Medium Term Note Due June 12, 2017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 0			1,000,000,000
Medium Term Note Due November 22, 2017
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount	€ 385,000,000	SFr 450,000,000
Coupon %										4.00%	4.00%	4.00%
Face amount										€ 385,000,000		SFr 450,000,000
Medium Term Note Due November 22, 2017 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 0			419,000,000
Medium Term Note Due March 29, 2024
Disclosure of detailed information about borrowings [line items]
Coupon %										3.75%	3.75%	3.75%		3.75%
Face amount										€ 1,250,000,000				€ 1,250,000,000
Medium Term Note Due March 29, 2024 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 1,250,000,000			1,250,000,000
Medium Term Note Due April 1, 2016
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount								€ 1,000,000,000
Medium Term Note Due October 17, 2016
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount							€ 1,000,000,000
Medium Term Note Due November 23, 2016
Disclosure of detailed information about borrowings [line items]
Extinguishment of debt principal amount					€ 373,000,000	SFr 400,000,000
Other Notes Due April 15, 2020
Disclosure of detailed information about borrowings [line items]
Coupon %										4.50%	4.50%	4.50%			4.50%	4.50%
Face amount											$ 1,500,000,000				€ 1,423,000,000.000	$ 1,500,000,000.0
Other Notes Due April 15, 2020 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 1,251,000,000			1,423,000,000
Other Notes Due April 15, 2023
Disclosure of detailed information about borrowings [line items]
Coupon %										5.25%	5.25%	5.25%			5.25%	5.25%
Face amount											$ 1,500,000,000				€ 1,423,000,000.000	$ 1,500,000,000.0
Other Notes Due April 15, 2023 | Gross amount
Disclosure of detailed information about borrowings [line items]
Debt and Other										€ 1,251,000,000			€ 1,423,000,000